Related party transactions - Schedule of key management personnel compensation (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule Of Key Management Personnel Compensation Abstract
Salaries, benefits, bonuses and consulting fees	$ 215,708	$ 216,641	$ 433,373	$ 424,773
Share-based payments	8,960	0	769,985	1,316,483
Key management personnel compensation	$ 224,668	$ 216,641	$ 1,203,358	$ 1,741,256